Supplementary Cash Flow Information Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents
Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	September 30, 2020	December 31, 2019	September 30, 2019	December 31, 2018
	$	$	$	$
Cash and cash equivalents	376,563	353,241	293,361	424,169
Restricted cash – current	15,916	56,777	60,463	40,493
Restricted cash – non-current	50,068	44,849	38,932	40,977
Assets held for sale – cash	—	1,121	—	—
Assets held for sale – restricted cash	—	337	—	—
	442,547	456,325	392,756	505,639